Debt and Capital Lease Obligations (Solar Energy Systems Narrative) (Details) (USD $)					3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Jun. 30, 2013 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2013 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 30, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2013 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2012 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2013 Solar Energy [Member] Other System Financing [Member]	Dec. 31, 2013 Solar Energy [Member] Italy Projects [Member]	Dec. 31, 2013 SunEdison [Member] Construction and Term Debt [Member]	Dec. 31, 2013 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2012 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2013 SunEdisons Subsidiary One [Member]	Dec. 31, 2013 SunEdisons Subsidiary Two [Member]	Sep. 24, 2012 SunEdisons Subsidiary Two [Member]
Debt Instrument [Line Items]
Non-Recourse Debt		$ 23,600,000	$ 2,655,800,000						$ 243,900,000
Line of Credit Facility, Maximum Borrowing Capacity	265,000,000					150,000,000	300,000,000	50,000,000
Line of Credit Facility, Percent Of Outstanding Balance Required To Post Under Covenant Terms						15.00%
Line of Credit Facility, Amount Outstanding						59,700,000
Amortization of Financing Costs					3,900,000
Long-term Debt			0	0					1,028,000,000	271,300,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum													3.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum													18.00%
Less current portion - Solar energy systems									305,000,000	61,300,000
Sales Leaseback Transaction, Capacity																124,400,000		101,400,000
Capital Lease Obligations														94,000,000	93,300,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement			1,384,800,000	1,107,200,000												123,600,000	92,800,000
Sale and Lease Back Available Amount																800,000	8,600,000
Debt, proceeds collected under sales agreement, current											18,400,000
Debt, proceeds collected from sales agreement, noncurrent											$ 103,500,000	$ 41,300,000